Fixed assets - Property, plant and equipment - Net book value reconciliation - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in property, plant and equipment [abstract]
Net book value of property, plant and equipment in the opening balance	€ 25,912	€ 25,123	€ 23,314
Acquisitions of property, plant and equipment	5,677	5,576	5,043
Impact of changes in the scope of consolidation		242	1,071
Disposals and retirements	(35)	(25)	(39)
Depreciation and amortization, property, plant and equipment	(4,708)	(4,533)	(4,403)
Impairment of fixed assets	(135)	(48)	(18)
Translation adjustment	(44)	(607)	63
Reclassifications and other items	(2)	184	92
Net book value of property, plant and equipment in the closing balance	26,665	25,912	25,123
Finance leases [member]
Reconciliation of changes in property, plant and equipment [abstract]
Acquisitions of property, plant and equipment	€ 43	€ 91	€ 43